INVENTORY (Tables)	9 Months Ended
Sep. 30, 2023
INVENTORY
Schedule Of Inventory
	September 30, 2023	December 31, 2022
Process material stockpiles	$3,262	$2,788
Concentrate inventory	3,154	1,617
Materials and supplies	2,457	1,855
	$8,873	$6,260